Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Preferred Stock [Member] Series F Preferred Stock [Member]		Preferred Stock [Member] Series E Preferred Stock [Member]		Preferred Stock [Member] Series D Preferred Stock [Member]		Preferred Stock [Member] Series C Preferred Stock [Member]		Preferred Stock [Member] Series B Preferred Stock [Member]		Common Stock [Member]		Treasury Stock, Common [Member]		Additional Paid-in Capital [Member]		AOCI Attributable to Parent [Member]		Retained Earnings [Member]		Parent [Member]		Noncontrolling Interest [Member]		Total
Balance (in shares) at Dec. 31, 2022		0		4,574,100		3,986,542		3,973,135		1,970,649		127,038,413
Balance at Dec. 31, 2022		$ 0		$ 0		$ 0		$ 0		$ 0		$ 12		$ (60,095)		$ 1,423,954		$ 46,421		$ 746,658		$ 2,156,950		$ 0		$ 2,156,950
Balance (in shares) at Dec. 31, 2022														(4,736,702)
-Acquisition of non-controlling interest (Note 1)		0		0		0		0		0		0		$ 0		0		0		0		0		34,132		34,132
- Net income		0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	385,749	[1]	385,749	[1]	1,878	[1]	385,749
- Net income	[1]																									387,627
- Issuance of subsidiary shares to non-controlling interest		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		(10,831)		0		0		(10,831)		22,091		11,260
- Issuance of stock (in shares)		0		0		0		0		0		2,340,720		0
- Issuance of stock		$ 0		$ 0		$ 0		$ 0		$ 0		$ 1		$ 0		22,171		0		0		22,172		0		22,172
- Repurchase of common stock (Note 15) (in shares)		0		0		0		0		0		0		(6,267,808)
- Repurchase of common stock (Note 15)		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ (60,000)		0		0		0		(60,000)		0		(60,000)
- Dividends to non-controlling shareholders of subsidiary		0		0		0		0		0		0		0		0		0		0		0		(1,872)		(1,872)
- Dividends - Common stock (Note 15)		0		0		0		0		0		0		0		0		0		(55,407)		(55,407)		0		(55,407)
- Dividends - Preferred stock (Note 15)		0		0		0		0		0		0		0		0		0		(31,068)		(31,068)		0		(31,068)
- Other comprehensive income (Note 19 and 21)		0		0		0		0		0		0		0		0		(25,034)		0		(25,034)		0		(25,034)
-Acquisition of non-controlling interest (Notes 1 and 14)		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		0		0		0		0		0		(34,132)		(34,132)
Balance (in shares) at Dec. 31, 2023		0		4,574,100		3,986,542		3,973,135		1,970,649		129,379,133
Balance at Dec. 31, 2023		$ 0		$ 0		$ 0		$ 0		$ 0		$ 13		$ (120,095)		1,435,294		21,387		1,045,932		2,382,531		56,229		2,438,760
Balance (in shares) at Dec. 31, 2023														(11,004,510)
-Acquisition of non-controlling interest (Note 1)		0		0		0		0		0		0		$ 0		7,142		0		0		7,142		0		7,142
- Net income		0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	319,919	[1]	319,919	[1]	3,254	[1]	319,919
- Net income	[1]																									323,173
- Issuance of subsidiary shares to non-controlling interest		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		(591)		0		0		(591)		973		382
- Issuance of stock (in shares)		0		0		0		0		0		1,579,810		0
- Issuance of stock		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		19,683		0		0		19,683		0		19,683
- Dividends to non-controlling shareholders of subsidiary		0		0		0		0		0		0		0		0		0		0		0		(2,975)		(2,975)
- Dividends - Common stock (Note 15)		0		0		0		0		0		0		0		0		0		(54,806)		(54,806)		0		(54,806)
- Dividends - Preferred stock (Note 15)		0		0		0		0		0		0		0		0		0		(25,994)		(25,994)		0		(25,994)
- Other comprehensive income (Note 19 and 21)		0		0		0		0		0		0		0		0		(4,042)		0		(4,042)		64		(3,978)
-Acquisition of non-controlling interest (Notes 1 and 14)		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		(7,142)		0		0		(7,142)		0		(7,142)
-Redemption of Preferred Stock (Series E) (Note 15) (in shares)		0		(4,574,100)		0		0		0		0		0
-Redemption of Preferred Stock (Series E) (Note 15)		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		(110,598)		0		(5,446)		(116,044)		0		(116,044)
Balance (in shares) at Dec. 31, 2024		0		0		3,986,542		3,973,135		1,970,649		130,958,943
Balance at Dec. 31, 2024		$ 0		$ 0		$ 0		$ 0		$ 0		$ 13		$ (120,095)		1,336,646		17,345		1,279,605		2,513,514		57,545		2,571,059
Balance (in shares) at Dec. 31, 2024														(11,004,510)
- Net income		0		0		0		0		0		0		$ 0		0		0		364,575		364,575		4,638		364,575
- Net income																										369,213
- Issuance of subsidiary shares to non-controlling interest		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		(8,063)		0		0		(8,063)		14,173		6,110
- Issuance of stock (in shares)		1,200		0		0		0		0		629,496		0
- Issuance of stock		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		7,306		0		0		7,306		0		$ 7,306
- Repurchase of common stock (Note 15) (in shares)																										0
- Dividends to non-controlling shareholders of subsidiary		0		0		0		0		0		0		0		0		0		0		0		(3,509)		$ (3,509)
- Dividends - Common stock (Note 15)		0		0		0		0		0		0		0		0		0		(55,288)		(55,288)		0		(55,288)
- Dividends - Preferred stock (Note 15)		0		0		0		0		0		0		0		0		0		(20,920)		(20,920)		0		(20,920)
- Other comprehensive income (Note 19 and 21)		0		0		0		0		0		0		0		0		(13,025)		0		(13,025)		(85)		(13,110)
- Change in non-controling interest of the subsidiary (Note 14)		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		0		(2,666)		0		0		(2,666)		0		(2,666)
- Distribution to shareholders (Note 1)																0		0				(699,239)		0		(699,239)
Balance (in shares) at Dec. 31, 2025		1,200		0		3,986,542		3,973,135		1,970,649		131,588,439
Balance at Dec. 31, 2025		$ 0		$ 0		$ 0		$ 0		$ 0		$ 13		$ (120,095)		$ 1,333,223		$ 4,320		$ 868,733		$ 2,086,194		$ 72,762		$ 2,158,956
Balance (in shares) at Dec. 31, 2025														(11,004,510)

[1]	Net income excludes net loss of $6,608, $6,839 and $213, for the years ended December 31, 2023, 2024 and 2025 respectively, attributable to redeemable non-controlling interest classified outside of permanent equity (Note 14).